Basis of preparation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment depreciation, estimated useful lives

Depreciation is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives as follows:

Useful lives
Leasehold land and buildings	Over the lease term period ranging from 2 to 30 years
Plant and equipment	3 to 5 years
Machineries	2 to 10 years
Renovation	5 years
Motor vehicles	10 years
Furniture and fittings	5 years

Depreciation is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives as follows:

Useful lives
Leasehold land and buildings	Over the lease term period ranging from 2 to 30 years
Plant and equipment	3 to 5 years
Machineries	2 to 10 years
Renovation	5 years
Motor vehicles	10 years
Furniture and fittings	5 years

Schedule of intangible assets depreciable, estimated useful lives

Amortization is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful lives
Software	3 years

Amortization is calculated using the straight-line method to allocate depreciable amounts over the estimated useful lives of the assets. The estimated useful lives are as follows:

Useful lives
Software	3 years